Fair Value Measurements (Details) (USD $)	Jul. 02, 2011	Jul. 03, 2010
Fair value of total debt	$ 2,919,400,000	$ 2,774,900,000
Carrying value of total debt	2,668,523,000	2,480,632,000
Interest rate swap agreements [Member] | Recurring Fair Value Measurements [Member]
Fair value of interest rate swap agreements	13,482,000	11,045,000
Interest rate swap agreements [Member] | Recurring Fair Value Measurements [Member] | Level 1 [Member]
Fair value of interest rate swap agreements	0	0
Interest rate swap agreements [Member] | Recurring Fair Value Measurements [Member] | Level 2 [Member]
Fair value of interest rate swap agreements	13,482,000	11,045,000
Interest rate swap agreements [Member] | Recurring Fair Value Measurements [Member] | Level 3 [Member]
Fair value of interest rate swap agreements	0	0
Recurring Fair Value Measurements [Member]
Fair value of cash equivalents	304,815,000	424,447,000
Fair value of short-term investments		23,511,000
Fair value of restricted cash	110,516,000	124,488,000
Total assets at fair value	428,813,000	583,491,000
Recurring Fair Value Measurements [Member] | Level 1 [Member]
Fair value of cash equivalents	141,350,000	225,400,000
Fair value of short-term investments		0
Fair value of restricted cash	110,516,000	124,488,000
Total assets at fair value	251,866,000	349,888,000
Recurring Fair Value Measurements [Member] | Level 2 [Member]
Fair value of cash equivalents	163,465,000	199,047,000
Fair value of short-term investments		23,511,000
Fair value of restricted cash	0	0
Total assets at fair value	176,947,000	233,603,000
Recurring Fair Value Measurements [Member] | Level 3 [Member]
Fair value of cash equivalents	0	0
Fair value of short-term investments		0
Fair value of restricted cash	0	0
Total assets at fair value	$ 0	$ 0